Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Net revenue from services	$ 327,617	$ 258,877	$ 235,515
Expenses by nature [abstract]
Personnel expenses	(78,778)	(69,779)	(47,604)
Carried interest allocation	(25,257)	(10,171)	(30,204)
Deferred consideration	(22,961)	(24,444)	(2,037)
Amortization of intangible assets	(22,370)	(17,379)	(6,973)
General and administrative expenses	(39,159)	(31,150)	(14,332)
Other income/(expenses)	(18,666)	(9,265)	(12,506)
Share of profits of associates	(753)	(2,351)	0
Net financial income/(expense)	(1,674)	8,115	(287)
Net Income before income tax	117,999	102,453	121,572
Income tax	2,816	(8,349)	(381)
Net income for the year	120,815	94,104	121,191
Attributable to:
Owners of the Company	118,400	92,957	122,476
Non-controlling interests	$ 2,415	$ 1,147	$ (1,285)
Basic earnings per thousand shares (USD per share)	$ 0.79888	$ 0.63141	$ 0.90066
Diluted earnings per thousand shares (USD per share)	$ 0.79634	$ 0.63139	$ 0.90066